Note 25 Sensitivity analysis (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumption of discount rates [member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (262)	€ (213)	€ (265)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 287	232	291
Actuarial assumption of expected rates of salary increases [member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 5	4	4
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ (5)	(4)	(4)
Actuarial assumption of expected rates of pension increases [member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 40	27	34
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ (38)	(26)	(32)
Actuarial assumption of medical cost trend rates [member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 151	102	141
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ (137)	(93)	(126)
Change in obligation from each additional year of longevity [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 154	120	134
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 0	€ 0	€ 0